EMPLOYEE BENEFITS - Evolution of RSUs and SEU Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
RSUs
Number of RSU (in shares)
Balance at the beginning of year (in shares)	1,089,727	579,492
Granted during the year (in shares)	378,323	801,041	168,669
Forfeited during the year (in shares)	(45,935)	(24,506)
Issued during the year (in shares)	(257,079)	(266,300)	(235,392)
Balance at end of year (in shares)	1,165,036	1,089,727	579,492
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 166.04	$ 164.73
Granted during the year (in usd per share) | $ / shares	169.61	159.12
Forfeited during the year (in usd per share) | $ / shares	201.71	178.34
Issued during the year (in usd per share) | $ / shares	167.22	122.29	$ 89.18
Balance at the end of year (in usd per share) | $ / shares	$ 165.42	$ 166.04	$ 164.73
SEU
Number of RSU (in shares)
Balance at the beginning of year (in shares)	57,779	0
Granted during the year (in shares)		61,072
Forfeited during the year (in shares)	(19,796)	(3,293)
Issued during the year (in shares)	(9,924)	0
Balance at end of year (in shares)	28,059	57,779	0
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 168.16	$ 0
Granted during the year (in usd per share) | $ / shares	0	168.16
Forfeited during the year (in usd per share) | $ / shares	190.43	168.16
Issued during the year (in usd per share) | $ / shares	190.43	0
Balance at the end of year (in usd per share) | $ / shares	$ 237.98	$ 168.16	$ 0
PSEU and SEU
Number of RSU (in shares)
Granted during the year (in shares)		61,072